Liability under insurance contracts - Liability adequacy test, LA (Details)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Bottom of range [member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	5.05%	3.19%
Top of range [member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	5.93%	3.77%
Liability Adequacy Test For Life Insurance [Member] | Bottom of range [member] | Shinhan Life Insurance Co., Ltd. [Member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	2.838%	3.39%	3.623%
Actuarial assumption of mortality rates	9	16	10.38
Acturial Assumption Of Surrender Ratio	0.00%	0.00%	0.53%
Liability Adequacy Test For Life Insurance [Member] | Bottom of range [member] | Orange Life Insurance Co., Ltd.
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates			3.623%
Actuarial assumption of mortality rates			15
Acturial Assumption Of Surrender Ratio			0.00%
Liability Adequacy Test For Life Insurance [Member] | Top of range [member] | Shinhan Life Insurance Co., Ltd. [Member]
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	21.144%	19.541%	23.477%
Actuarial assumption of mortality rates	771	751	585.9
Acturial Assumption Of Surrender Ratio	78.00%	84.00%	29.83%
Liability Adequacy Test For Life Insurance [Member] | Top of range [member] | Orange Life Insurance Co., Ltd.
Disclosure Of Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates			23.477%
Actuarial assumption of mortality rates			255
Acturial Assumption Of Surrender Ratio			61.00%